Fair Value Measurement - Schedule of Fair Value of Warrant Liability (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Feb. 10, 2014
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 4.74
Exercise price of warrants			$ 10.00
Dividend yield	0.00%
Expected term (in years)	10 years
Volatility rate	110.00%
Fair value assumptions, exercise Price	$ 4.72
Discount rate-bond equivalent yield	2.67%
Warrants [Member] | Five-Year Term [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 8.91	$ 7.69
Exercise price of warrants		$ 7.69
Dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield		1.73%
Expected term (in years)	5 years	5 years
Volatility rate	90.00%	100.00%
Fair value assumptions, exercise Price	$ 10.00
Discount rate-bond equivalent yield	1.48%
Warrants [Member] | Two-Year Term [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 8.91	$ 1.48
Exercise price of warrants		$ 1.48
Dividend yield	0.00%	0.00%
Expected term (in years)	2 years	2 years
Volatility rate	90.00%	90.00%
Fair value assumptions, exercise Price	$ 10.00
Discount rate-bond equivalent yield	0.32%